LOAN RECEIVABLE - Recorded investment in loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 341,215		$ 343,168
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit quality discount	(414)
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	116,506
Credit quality discount	(2,182)
Purchased loans book value	114,324	[1]
Originated loans	226,891	[2]
Loans receivable, gross	341,215		343,168
Loans Receivable | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	79,615
Credit quality discount	(1,262)
Purchased loans book value	78,353	[1]
Originated loans	157,883	[2]
Loans receivable, gross	236,236		249,202
Loans Receivable | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	7,655
Credit quality discount	(159)
Purchased loans book value	7,496	[1]
Originated loans	15,309	[2]
Loans receivable, gross	22,805		23,866
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Credit quality discount
Purchased loans book value		[1]
Originated loans	7,141	[2],[3]
Loans receivable, gross	7,141		1,243
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	27,487
Credit quality discount	(520)
Purchased loans book value	26,967	[1]
Originated loans	45,788	[2]
Loans receivable, gross	72,755		67,166
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,749
Credit quality discount	(241)
Purchased loans book value	1,508	[1]
Originated loans	770	[2]
Loans receivable, gross	$ 2,278		$ 1,691

[1]	Loans purchased in acquisition of First Franklin
[2]	Includes loans held for sale
[3]	Before consideration of undisbursed Loans-in-process